Supplementary Disclosures on Financial Instruments - Summary of Gains and Losses by IAS 39 Category (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Loans and Receivables		€ (356,000,000)
Available-for-Sale financial assets		8,000,000
Financial Assets/Liabilities Held for Trading		(19,000,000)
Financial Liabilities at Amortized Cost		(1,338,000,000)
Total		(1,705,000,000)
IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Assets measured at amortized cost	€ (540,000,000)
Assets and liabilities measured at fair value through profit or loss	25,000,000
Assets measured at fair value recognized in the statements of comprehensive income	7,000,000
Financial Liabilities at Amortized Cost	(1,160,000,000)
Total	(1,668,000,000)
Interest [member]
Disclosure of detailed information about financial instruments [line items]
Assets measured at amortized cost		1,376,000,000
Total		1,494,000,000
Loans and Receivables		118,000,000
Financial Liabilities at Amortized Cost		1,376,000,000
Total		€ 1,494,000,000
Interest [member] | IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Assets measured at amortized cost	40
Assets and liabilities measured at fair value through profit or loss	0
Assets measured at fair value recognized in the statements of comprehensive income	0
Liabilities measured at amortized cost	1,178
Total	1,218
Financial Liabilities at Amortized Cost	40
Total	€ 1,218